Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 675,771	$ 4,640,343
Time deposits	1,600,000	7,948,706
Trade and other receivables	5,682,159	2,815,442
Other current assets	27,891	0
Inventories	1,142,233	884,148
Advances and prepayments	18,193	21,951
Operating lease right-of-use assets	58,525	28,768
Total current assets	9,204,772	16,339,358
Non current assets
Vessels, net	80,898,864	84,149,805
Total non current assets	80,898,864	84,149,805
Total assets	90,103,636	100,489,163
Current liabilities
Trade accounts payable	1,350,901	908,342
Accrued and other liabilities	1,223,554	1,272,095
Operating lease liabilities	58,525	28,768
Deferred income	115,667	162,108
Total current liabilities	5,712,947	18,690,874
Non current liabilities
Warrant liability	9,799,073	10,437,034
Total non current liabilities	9,799,073	10,437,034
Total liabilities	15,512,020	29,127,908
Commitments and contingencies
Common Stock	9,239	7,065
Additional paid-in capital	73,926,017	71,091,138
Retained earnings	650,360	257,052
Total stockholders' equity	74,591,616	71,361,255
Total liabilities and stockholders' equity	90,103,636	100,489,163
Series A Preferred Stock [Member]
Non current liabilities
Preferred Stock, 200,000,000 shares authorized Preferred stock, Series A, $0.01 par value, 600,000 shares issued and outstanding as of December 31, 2024 and June 30, 2025	6,000	6,000
Related Party [Member]
Current liabilities
Payable to related parties	$ 2,964,300	$ 16,319,561